S000053934 [Member] Performance Management - BrandywineGLOBAL - Flexible Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance. Performance prior to May 31, 2016 in the bar chart and the table is that of the fund’s predecessor. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the fund at 877‑6LM‑FUND/656‑3863.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
This fund is the successor to an unregistered private fund (the “Predecessor”). The performance prior to May 31, 2016, in the accompanying bar chart and table is that of the Predecessor. Immediately prior to the fund commencing operations, the Predecessor transferred its assets to the fund in exchange for the fund’s Class IS shares. At the time of transfer, the investment policies, objectives, guidelines and restrictions of the fund were in all material respects equivalent to those of the Predecessor. In addition, Brian Kloss, a current portfolio manager of the fund, served as a portfolio manager to the Predecessor. As a mutual fund registered under the Investment Company Act of 1940 (the “1940 Act”), the fund is subject to certain restrictions under the 1940 Act to which the Predecessor was not subject. As a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the fund is subject to certain restrictions under the Code to which the Predecessor was not subject. Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act, its investment performance could have been adversely affected. Similarly, had the Predecessor been subject to provisions of the Code applicable to regulated investment companies, its investment performance may have been adversely affected. The performance is shown net of an annual management fee of 0.80% and other expenses of 0.10% which reflects the expenses of the Predecessor.
The Predecessor did not have distribution policies. The Predecessor was an unregistered private fund, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	Calendar Years ended December 31 Best Quarter (12/31/2023): 8.21 Worst Quarter (06/30/2022): (5.69)
Performance Table Heading	Average annual total returns (%)(for periods ended December 31, 2025)
Performance Table Narrative
No one index is representative of the fund’s portfolio.
The after‑tax returns are shown only for Class IS shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns for classes other than Class IS will vary from returns shown for Class IS.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Uses Highest Federal Rate	The after‑tax returns are shown only for Class IS shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after‑tax returns are shown only for Class IS shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns for classes other than Class IS will vary from returns shown for Class IS.
Performance Availability Website Address [Text]	www.franklintempleton.com/prospectus (select fund and share class)
Performance Availability Phone [Text]	877‑6LM‑FUND/656‑3863
Class IS
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022